MORTGAGE-BACKED SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 26,420	$ 82,400
Purchases of mortgage-backed securities	135,304	57,386	17,757
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	831	855	752
Minimum balance of CMO for third party evaluation	115
Credit impairment charge on private-label CMO	12	131
Non-credit unrealized holding loss (net of income tax effect)		114
Other-than-temporary impairment on securities held to maturity, income tax effect		(58)
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	139,268	79,086
Increase in mortgage-backed securities	60,300
MBS comprised of adjustable or floating rate investments	139,300	79,000
Percent of MBS comprised of adjustable or floating rate investments	100.00%	100.00%
Mortgage-backed securities pledged as collateral	123,700	66,972
Mortgage-backed securities pledged as collateral, fair value	123,800	67,043
Mortgage-backed securities pledged as collateral, excess fair value	20,900
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	135,621	69,146
Proceeds from repayments mortgage-backed securities	68,900	36,100
Purchases of mortgage-backed securities	135,300	57,400
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	3,647	9,940
Proceeds from repayments mortgage-backed securities	$ 7,100	$ 13,400